Subsequent Events	7 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were available for issuance and determined that there were no subsequent events that would require adjustment or disclosure.

On January 14, 2022, the underwriters partially exercised the Over-allotment option and purchased 227,686 additional Units (the “Over-allotment Units”), generating gross proceeds of $2,276,860. Upon the closing of the Over-allotment on January 14, 2022, the Company consummated a private sale of an additional 4,554 Private Placement Units at a price of $10.00 per Private Placement Unit, generating gross proceeds of $45,540. Additional offering cost of $125,227 was incurred with the Overallotment in January 2022 and was also charged against additional paid-in capital in January 2022. In connection with the partial exercise of the Over-allotment option, the Initial Stockholders forfeited 224,328 Founder Shares.

(2)    Financial Statement Schedules

All financial statement schedules are omitted because they are not applicable or the amounts are immaterial and not required, or the required information is presented in the financial statements and notes beginning on F-1 on this Report.

(3)    Exhibits

We hereby file as part of this Report the exhibits listed in the attached Exhibit Index. Exhibits which are incorporated herein by reference can be inspected on the SEC website at www.sec.gov.